SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Disclosure of Operating Segments

(in thousands of U.S. dollars)
For the year ended December 31, 2023	Single-Family Rental(1)	Adjacent Businesses (1)	Strategic Capital(1)(2)	Corporate(1)	Consolidated results

Revenue from single-family rental properties	$795,317	$—	$—	$—	$795,317
Direct operating expenses	(261,936)	—	—	—	(261,936)
Net operating income from single-family rental properties	533,381	—	—	—	533,381

Revenue from strategic capital services	—	—	54,458	—	54,458

Income from equity-accounted investments in multi-family rental properties	—	5,297	—	—	5,297
Income from equity-accounted investments in Canadian residential developments	—	4,348	—	—	4,348
Other income (expense)	342	1,441	—	(1,265)	518
Income from investments in U.S. residential developments	—	30,773	—	—	30,773
Compensation expense	—	—	—	(89,343)	(89,343)
Performance fees expense	—	—	—	(2,550)	(2,550)
General and administration expense	—	—	—	(86,502)	(86,502)
Gain on debt modification and extinguishment	—	—	—	1,326	1,326
Transaction costs	—	—	—	(16,632)	(16,632)
Interest expense	—	—	—	(316,473)	(316,473)
Fair value gain on rental properties	—	—	—	210,936	210,936
Realized and unrealized loss on derivative financial instruments	—	—	—	(2,424)	(2,424)
Amortization and depreciation expense	—	—	—	(17,794)	(17,794)
Realized and unrealized foreign exchange loss	—	—	—	(13,859)	(13,859)
Net change in fair value of limited partners’ interests in single-family rental business	—	—	—	(145,497)	(145,497)
Income tax expense	—	—	—	(28,139)	(28,139)
Segment net income (loss)	$533,723	$41,859	$54,458	$(508,216)	$121,824
(1) Financial information for each segment is presented on a consolidated basis.
(2) Strategic Capital was previously reported as Private Funds and Advisory.

(in thousands of U.S. dollars)
For the year ended December 31, 2022	Single-Family Rental(1)	Adjacent Businesses (1)	Strategic Capital(1)(2)	Corporate(1)	Consolidated results

Revenue from single-family rental properties	$645,585	$—	$—	$—	$645,585
Direct operating expenses	(209,089)	—	—	—	(209,089)
Net operating income from single-family rental properties	436,496	—	—	—	436,496

Revenue from strategic capital services	—	—	160,088	—	160,088

Income from equity-accounted investments in multi-family rental properties	—	1,550	—	—	1,550
Income from equity-accounted investments in Canadian residential developments	—	11,198	—	—	11,198
Other income	1,405	1,668	—	7,813	10,886
Income from investments in U.S. residential developments	—	16,897	—	—	16,897
Compensation expense	—	—	—	(99,256)	(99,256)
Performance fees expense	—	—	—	(35,854)	(35,854)
General and administration expense	—	—	—	(58,991)	(58,991)
Loss on debt modification and extinguishment	—	—	—	(6,816)	(6,816)
Transaction costs	—	—	—	(18,537)	(18,537)
Interest expense	—	—	—	(213,932)	(213,932)
Fair value gain on rental properties	—	—	—	858,987	858,987
Fair value loss on Canadian development properties	—	—	—	(440)	(440)
Realized and unrealized gain on derivative financial instruments and other liabilities	—	—	—	184,809	184,809
Amortization and depreciation expense	—	—	—	(15,608)	(15,608)
Realized and unrealized foreign exchange gain	—	—	—	498	498
Net change in fair value of limited partners’ interests in single-family rental business	—	—	—	(297,381)	(297,381)
Income tax expense	—	—	—	(155,220)	(155,220)
Segment net income from continuing operations	$437,901	$31,313	$160,088	$150,072	$779,374
Segment net income from discontinued operations	—	35,106	—	—	35,106
Segment net income	$437,901	$66,419	$160,088	$150,072	$814,480
(1) Financial information for each segment is presented on a consolidated basis.
(2) Strategic Capital was previously reported as Private Funds and Advisory.